As filed with the Securities and Exchange Commission on June 11, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21965

Rochdale Core Alternative Strategies Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2010

Item 1. Reports to Stockholders.

Rochdale Core Alternative Strategies
Fund LLC

Financial Statements

March 31, 2010

Rochdale Core Alternative
Strategies Fund LLC

Financial Statements

March 31, 2010

TABLE OF CONTENTS

Rochdale Core Alternative Strategies LLC	Page

Report of Independent Registered Public Accounting Firm

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-12
Financial Highlights	13

Rochdale Core Alternative Strategies Master Fund LLC	Page

Report of Independent Registered Public Accounting Firm

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-8
Notes to Financial Statements	9-16
Financial Highlights	17

Director and Officer Information
Approval of Investment Management Agreement
Additional Information

Report of Independent Registered Public Accounting Firm

The Members and
Board of Directors of
Rochdale Core Alternative
Strategies Fund LLC

We have audited the accompanying statement of assets, liabilities and members' capital of Rochdale Core Alternative Strategies Fund LLC (the “Fund”), as of March 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for the years ended March 31, 2010 and 2009, and the financial highlights for the years ended March 31, 2010 and 2009 and for the period from July 1, 2007 (commencement of operations) to March 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As more fully described in the notes to the financial statements, the Fund invests substantially all of its assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”). The audited financial statements of the Master Fund are attached and are an integral part of the Fund's financial statements.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2010 and the results of its operations and its cash flows for the year then ended, the statements of changes in members’ capital for the years ended March 31, 2010 and 2009 and its financial highlights for the years ended March 31, 2010 and 2009 and for the period from July 1, 2007 (commencement of operations) to March 31, 2008, in conformity with accounting principles generally accepted in the United States of America.
.

New York, New York
May 28, 2010

One Grand Central Place, 60 East 42nd Street, New York, NY 10165  212.286.2600 tel  212.286.4080 fax

Rochdale Core Alternative Strategies Fund LLC

Statement of Assets, Liabilities and Members' Capital

March 31, 2010

ASSETS
Investment in Rochdale Core Alternative Strategies Master Fund LLC	$18,954,603
Cash and Equivalents	138,796
Investments made in advance	400,000
Prepaid expenses	10,858

Total Assets	19,504,257

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Contributions received in advance	400,000
Distribution payable	138,796
Professional fees payable	20,865
Payable to Adviser	5,120
Incentive fee payable	455
Investor servicing fee payable	11,568
Accrued expenses and other liabilities	6,668

Total Liabilities	583,472

Total Members' Capital	$18,920,785

See notes to financial statements

2

Rochdale Core Alternative Strategies Fund LLC

Statement of Operations

Year Ended March 31, 2010

NET INVESTMENT LOSS ALLOCATED FROM ROCHDALE
CORE ALTERNATIVE STRATEGIES MASTER FUND, LLC
Interest income	$4,693
Expenses	(303,019)

Net Investment Loss Allocated	(298,326)

FUND EXPENSES
Administration fees	5,334
Registration fees	15,020
Professional fees	45,339
Investor servicing fees	45,352
Incentive fees (see note 3)	2,414
Custody fees	1,200
Other expenses	1,912
Total Fund Expenses	116,571

Less expenses waived and reimbursed (see note 3)	(9,020)

Net Fund Expenses	107,551

Net Investment Loss	(405,877)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM ROCHDALE CORE ALTERNATIVE STRATEGIES
MASTER FUND, LLC
Net realized loss on investments	(354,062)
Net change in unrealized appreciation/depreciation on investments	2,292,090

Net Realized and Unrealized Gain on Investments	1,938,028

Net Increase in Members' Capital Resulting From Operations	$1,532,151

See notes to financial statements

3

Rochdale Core Alternative Strategies Fund LLC

Statements of Changes in Members' Capital

	Year Ended March 31, 2010	Year Ended March 31, 2009
FROM OPERATIONS
Net investment loss	$(405,877)	$(393,814)
Net realized loss on investments	(354,062)	(519,789)
Net change in unrealized appreciation/depreciation on investments	2,292,090	(1,405,749)

Net Increase (Decrease) in Members' Capital Resulting From Operations	1,532,151	(2,319,352)

INCREASE FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	1,212,555	1,733,197
Payments for purchases of members' interests	(1,500,000)	-
Net proceeds of (payments for) Members' Interests	(287,445)	1,733,197

Total Increase (Decrease) in Members' Capital	1,244,706	(586,155)

MEMBERS' CAPITAL
Beginning of year	17,676,079	18,262,234

End of year	$18,920,785	$17,676,079

See notes to financial statements

4

Rochdale Core Alternative Strategies Fund LLC

Statement of Cash Flows

Year Ended March 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting fom operations	$1,532,151
Adjustments to reconcile net increase in members' capital resulting from operations to net cash from operating activities
Net change in unrealized appreciation/depreciation on investments	(2,292,090)
Realized loss on investments	354,062
Sales of investments in Master Fund	1,500,000
Purchases of investments in Master Fund	(1,212,555)
Net investment loss allocated from Master Fund	298,326
Expenses paid by the Master Fund	92,081
Changes in operating assets and liabilities
Contributions received in advance	340,000
Incentive fee payable	455
Investor servicing payable	569
Prepaid expenses	(451)
Receivable from / payable to Adviser	6,459
Investments made in advance	(340,000)
Professional fees payable	2,334
Distribution payable	138,796
Accrued expenses and other liabilities	6,104

Net Cash from Operating Activities	426,241

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	1,212,555
Payments for purchases of members' interests	(1,500,000)
Net Cash Flows from Financing Activities	(287,445)

Net Change in Cash and Cash Equivalents	138,796

CASH AND CASH EQUIVALENTS
Balance at beginning of year	-

Balance at end of year	$138,796

See notes to financial statements

5

Rochdale Core Alternative
Strategies Fund LLC

1.	Organization

Rochdale Core Alternative Strategies Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.  The Fund commenced investment operations on July 1, 2007.  The Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the Fund net asset value that are no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Barclays Capital Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.

The Fund invests substantially all of its investable assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Fund.  Rochdale Investment Management LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund.  The Manager is also the adviser to Rochdale Core Strategies Fund TEI, LLC, which also invests substantially all of its investable assets with the Master Fund.  The Manager delegates sub-investment advisory responsibilities to PineBridge Investments, formerly AIG Global Investment Corp. (the “Sub-Adviser”) with respect to the Master Fund.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services.  The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.
The Manager entered into a sub-investment advisory agreement (the “Prior Sub-Investment Management Agreement”) with AIG Global Investment Corp., a New Jersey corporation (“AIGGIC”), pursuant to which AIGGIC had investment discretion to manage the assets of the Master Fund.  Effective as of December 31, 2009, AIGGIC was merged into the Sub-Adviser.  As a result of the merger, the Sub-Adviser assumed the rights and obligations of AIGGIC under the Prior Sub-Investment Management Agreement.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  At March 31, 2010, the Fund's beneficial ownership of the Master Fund's net assets was 32.90%.

The Fund reserves the right to reject any subscriptions for Interests in the Fund.  Generally, initial and additional subscriptions for investment (or "Member Interests") in the Fund by eligible members may be accepted at such times as the Fund may determine.
Each member must be a qualified investor and subscribe for a minimum initial investment in the Fund of $25,000. Additional investments in the Fund must be made in a

6

Rochdale Core Alternative
Strategies Fund LLC

1.	Organization (continued)

minimum amount of $10,000. Brokers selling the Fund may establish higher minimum investment requirements than the Fund. The Fund from time to time may offer to repurchase members' interests in the Fund at such times and on such terms as may be determined by the Fund's Board in its complete and absolute discretion.  Fund interests must be held for at least six months after initial purchase (or for a second six-month period as described below). Members must hold Fund interests for at least six months before being eligible to request that the Fund repurchase Fund interests during a tender offer.  If no such request is made by a Member during a tender offer, such Member must hold Fund interests for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Fair Value Measurements

The Fund follows Financial Accounting Standards Board (FASB) guidance on Fair Value Measurements which defines fair value and establishes a fair value hierarchy organized into three levels based upon the input assumptions used in pricing assets. Level 1 inputs have the highest reliability and are related to assets with unadjusted quoted prices in active markets.  Level 2 inputs relate to assets with observable market quoted prices in active markets which may include quoted prices for similar assets or liabilities or other inputs which can be corroborated by observable market data. Level 3 inputs are unobservable inputs and are used to the extent that observable inputs do not exist.

For the fiscal year ended March 31, 2010 the Fund’s investment consisted entirely of an investment in the Master Fund. The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

Investments Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, less liabilities, including accrued fees and expenses.

The Fund's investment in the Master Fund represents substantially all of the Fund's assets.  All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are an integral part of these financial statements.

7

Rochdale Core Alternative
Strategies Fund LLC

2.	Significant Accounting Policies (continued)

Investments Valuation (continued)

The Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Organization Expenses

Expenses incurred by the Fund in connection with the organization were expensed as incurred.  The Manager has agreed to reimburse the Master Fund for these expenses, subject to potential recovery (see Note 3). All reimbursements are recorded by the Fund through an allocation from the Master Fund.  Also reflected in the Fund’s organizational expenses were its pro-rata share of the expenses incurred in connection with the organization of the Master Fund.

Fund Expenses

The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee and incentive fee).

Income Taxes

The Fund's tax year end is December 31.  The Fund intends to be treated as a partnership for Federal income tax purposes, whereby each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

Effective September 30, 2007, the Fund adopted FASB guidance on uncertain tax positions.  The Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations.  As of March

8

Rochdale Core Alternative
Strategies Fund LLC

2.	Significant Accounting Policies (continued)

Income Taxes (continued)

31, 2010, the Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members.  The amount and frequency of distributions, if any, will be at the sole discretion of the Board.

Capital Accounts

The initial seeding of the Fund occurred on January 30, 2007.  The financial statements presented "Net Asset Value per Unit" amounts to reflect the seed money contributed.  At July 1, 2007, the Commencement of Operations, the Fund revised the presentation to show only the total balances of membership interests for all members ("Members' Interests").  Net profits or net losses of the Fund for each month are allocated to the capital accounts of members as of the last day of each month in accordance with each members' respective investment percentage in the Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the Fund during each month, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

Prior to the end of each quarter and year end, the Fund receives member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of first day of the following month. The Master Fund, in turn, makes contributions to certain Investment Funds, which have effective subscription dates of the first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

9

Rochdale Core Alternative
Strategies Fund LLC

2.	Significant Accounting Policies (continued)

Cash and Cash Equivalents

The Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

New Accounting Pronouncements

In May 2009, the FASB issued guidance on subsequent events.  Adoption of this guidance had no effect on these financial statements.

In July 2009, the FASB Accounting Standards Codification (the “ASC”) became the single source of generally accepted accounting principles (“GAAP”) in the United States.  The ASC did not change GAAP; however, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance.  Application of the ASC did not have an effect on the Fund’s financial condition, change in net assets or cash flows.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it may have on the Fund’s financial statement disclosures.

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 2.25% of net assets.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.  For the fiscal year ended March 31, 2010, the Manager waived $9,020 of fees and expenses, which may be recouped by the Manager no later than March 31, 2013.

At March 31, 2010, the Manager may recapture up to $150,867, which include organizational costs from the Fund through March 2011, up to $28,519 through March 2012, and up to $9,020 through March 2013.  No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Fund.

10

Rochdale Core Alternative
Strategies Fund LLC

3.	Commitments and Other Related Party Transactions (continued)

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits(taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee will be accrued monthly and is generally payable annually. The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

4.	Investor Servicing Fees

The Fund pays a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor, to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the Fund that are their customers.  This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding member interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of member interests); or (ii) the Distributor’s actual payments to the Investment Service Provider.

5.	Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Investment Funds that are illiquid securities and not registered under the 1940 Act.  Such Investment Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment activities with off balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

6.	Investment Transactions

For the fiscal year ended March 31, 2010, the Fund's assets were invested in the Master Fund and the Fund made aggregate purchases of $1,212,555 and aggregate sales of $1,500,000 in the Master Fund.

11

Rochdale Core Alternative
Strategies Fund LLC

7.	Tender Offer

The Fund offered to purchase up to $1,500,000 of Interests in the Fund thereof properly tendered by Members at a price equal to the net asset value of Interests as of September 30, 2009.  The offer terminated at 5:00 p.m., Eastern Time, on September 22, 2009.  Pursuant to the offer, Interests with a net asset value of $1,500,000 as determined as of the valuation date were tendered and accepted by the Fund.  The amount held in cash and cash equivalents at March 31, 2010 is the amount of the holdback from the tender offer which will be paid subsequent to the completion of the Fund’s 2010 annual audit.  The remaining amount to be paid is included in distributions payable in the financial statements.

12

Rochdale Core Alternative Strategies Fund LLC

Financial Highlights

			Period from
			July 1, 2007
			(Commencement of
			Operations)
	Year Ended	Year Ended	through
TOTAL RETURN	March 31, 2010	March 31, 2009	March 31, 2008
Total Return before incentive fee	8.74%	(11.68%)	(5.05%)
Incentive fee	(0.01%)	0.00%	0.00%
Total Return after incentive fee	8.73%	(11.68%)	(5.05%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's)	$18,921	$17,676	$18,262
Portfolio Turnover	20.91%	19.34%	1.39%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Net investment loss, before waivers and reimbursements	(2.29%)	(2.28%)	(2.86%)
Net investment loss, after waivers and reimbursements	(2.24%)	(2.13%)	(1.80%)

RATIO OF EXPENSES TO AVERAGE NET ASSETS, BEFORE
INCENTIVE FEE

Operating expenses, before waivers and reimbursements	2.30%	2.40%	3.31%
Operating expenses, after waivers and reimbursements	2.25%	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS, NET OF WAIVERS
AND REIMBURSEMENTS AFTER INCENTIVE FEE

Operating expenses, after waivers and reimbursements	2.25%	2.25%	2.25%
Incentive fee	0.01%	0.00%	0.00%
Total Operating expenses, after waivers and reimbursements	2.26%	2.25%	2.25%
after incentive fee

Total return is calculated for all members taken as a whole and an individual member's return may vary from these Fund returns based on the timing of capital transactions.   The total return for periods less than one year are not annualized.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year.  The ratios of expenses to average net assets do not include expenses of the Investment Funds in which the Master Fund invests.

The expense ratios are calculated for all members taken as a whole.  The computation of such ratios  based on the amount of expenses assessed to an individual member's capital may vary from these ratios based on the timing of capital transactions.

See Report of Independent Registered Public Accounting Firm

13

Rochdale Core Alternative Strategies
Master Fund LLC

Financial Statements

March 31, 2010

Rochdale Core Alternative Strategies
Master Fund LLC

Financial Statements

March 31, 2010

TABLE OF CONTENTS

Page
Report of Independent Registered Public Accounting Firm

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-8
Notes to Financial Statements	9-16
Financial Highlights	17

Directors and Officer Information
Approval of Investment Management Agreement
Additional Information

Report of Independent Registered Public Accounting Firm

The Members and
Board of Directors of
Rochdale Core Alternative Strategies
Master Fund LLC

We have audited the accompanying statement of assets, liabilities and members' capital of Rochdale Core Alternative Strategies Master Fund LLC (the “Fund”), including the schedule of investments, as of March 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for the years ended March 31, 2010 and 2009, and the financial highlights for the years ended March 31, 2010 and 2009 and for the period from July 1, 2007 (commencement of operations) to March 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash and investments as of March 31, 2010, by correspondence with the custodian and investment managers, respectively, or by other appropriate auditing procedures where replies from investment managers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2010 and the results of its operations and its cash flows for the year then ended, the statements of changes in members’ capital for the years ended March 31, 2010 and 2009 and its financial highlights for the years ended March 31, 2010 and 2009 and for the period from July 1, 2007 (commencement of operations) to March 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
May 28, 2010

  One Grand Central Place, 60 East 42nd Street, New York, NY 10165  212.286.2600 tel  212.286.4080 fax

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

March 31, 2010

ASSETS
Investments, at fair value (cost $55,276,987)	$56,360,765
Investments made in advance	2,000,000
Receivable for fund investments sold	167,882
Prepaid expenses	7,286
Interest receivable	212

Total Assets	58,536,145

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	118,344
Contributions received in advance	710,000
Accrued professional fees payable	49,285
Accrued expenses and other liabilities	42,676

Total Liabilities	920,305

Total Members' Capital	$57,615,840

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Operations

Year Ended March 31, 2010

INVESTMENT INCOME
Interest income	$13,813

Investment Income	13,813

EXPENSES
Management fees	670,715
Professional fees	76,833
Administration fees	112,266
Directors' fees	17,486
Custody fees	6,550
Other expenses	21,775

Total Expenses	905,625

Net Investment Loss	(891,812)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss from investment transactions	(1,004,583)

Net change in unrealized appreciation/depreciation of investments	6,632,485

Net Realized and Unrealized Gain from Investments	5,627,902

Net Increase in Members' Capital Resulting from Operations	$4,736,090

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Year Ended March 31, 2010	Year Ended March 31, 2009
FROM OPERATIONS
Net investment loss	$(891,812)	$(806,950)
Net realized loss on investments	(1,004,583)	(1,469,526)
Net change in unrealized appreciation/depreciation on investments	6,632,485	(4,010,544)

Net Increase (Decrease) in Members' Capital Resulting From Operations	4,736,090	(6,287,020)

INCREASE (DECREASE) FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	5,088,553	7,697,792
Payments for purchases of members' interests	(2,567,537)	-
Net Proceeds of Members' Interests	2,521,016	7,697,792

Total Increase in Members' Capital	7,257,106	1,410,772

MEMBERS' CAPITAL
Beginning of year	50,358,734	48,947,962

End of year	$57,615,840	$50,358,734

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Cash Flows

Year Ended March 31, 2010

CASH FLOW FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$4,736,090
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash from operating activities
Purchases of investments	(19,315,032)
Sales of investments	9,342,223
Net change in unrealized appreciation/depreciation on investments	(6,632,485)
Net realized loss from investments	1,004,583
Change in Operating Assets and Liabilities
Prepaid expenses	(7,286)
Interest receivable	3,064
Receivable for fund investments sold	457,202
Management fees payable	13,363
Contributions received in advance	630,000
Professional fees payable	(3,873)
Investments made in advance	(2,000,000)
Accrued expense and other liabilities	7,252

Net Cash used in Operating Activities	(11,764,899)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	5,088,553
Payments for purchases of members' interests	(2,567,537)
Net Cash from Financing Activities	2,521,016

Net Change in Cash and Cash Equivalents	(9,243,883)

CASH AND CASH EQUIVALENTS
Beginning of year	9,243,883

End of year	$-

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments

March 31, 2010

				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds1:	Members' Capital	Cost	Fair Value	Frequency	# of Days

Equity Long / Short:

Alphagen Rhocas	3.65%	$1,750,000	$2,103,156	Monthly	30
Blackthorn Partners, LP	4.42	2,000,000	2,544,592	Monthly	45
Clovis Capital Partners Institutional, LP	4.41	2,575,000	2,540,879	Quarterly	45
FrontPoint Offshore Asia Pacific Fund, Ltd.	1.88	1,000,000	1,082,463	Quarterly	45
FrontPoint Offshore Utility and Energy Fund, LP	2.43	1,500,000	1,401,819	Quarterly	30
Horseman Global Fund Ltd.	1.50	1,000,000	864,454	Monthly	90
Hunter Global Investors Fund I LP	4.72	2,575,000	2,719,933	Quarterly	30
Loch Capital Fund I, LP	2.96	1,610,000	1,703,802	Quarterly	45
Loomis-Sayles Consumer Discretionary Hedge Fund, LP	2.02	1,350,000	1,169,430	Monthly	30
Sandler Associates	4.47	2,500,000	2,573,393	Quarterly	30
Seligman Health Spectrum Plus Fund LLC	3.60	1,750,000	2,073,298	Monthly	30
SLS Investors, LP Illiquid SPV2	0.00	18,277	2,383	**	**
	36.06	19,628,277	20,779,602

Event / Multi-Strategy:

Bennelong Asia Pacific Multi Strategy Equity Fund, LP	1.91	1,400,000	1,102,224	Monthly	30
Brencourt Multi Strategy Arbitrage, LP	0.40	119,428	228,881	**	**
Brigade Leveraged Capital Structures Fund LP	5.76	2,800,000	3,317,909	Quarterly	60
Canyon Value Realization Fund, LP	3.54	2,000,000	2,036,200	Annually	100
Castlerigg Partners	2.66	2,225,000	1,530,485	Quarterly	90
GoldenTree Partners LP	4.29	2,150,000	2,469,360	Semi-Annually	90
Ionic Capital LLC	3.60	2,000,000	2,075,376	Quarterly	60
King Street Capital LP	5.71	2,475,000	3,291,086	Quarterly	65
OZ Asia Domestic Partners, LP	3.60	2,000,000	2,080,200	Annually	45
Polygon Global Opportunities Fund, LP	1.11	1,709,234	641,153	*	*
Satellite Fund II LP	0.33	874,251	191,405	*	*
Stark Select Asset Fund LLC3	0.79	437,299	452,677	**	**
SuttonBrook Capital Partners, LP	5.67	3,450,000	3,263,330	Monthly	30
York Capital Management, LP	5.43	3,000,000	3,129,313	Quarterly	45
	44.80	26,640,212	25,809,599

Global Macro Strategy:

Blenheim Commodity Fund, LLC	2.87	1,500,000	1,655,545	Monthly	65
Boronia Diversified Fund (U.S.) LP	1.36	750,000	783,684	Monthly	30
CamCap Resources, LP	1.09	750,000	629,531	Quarterly	60
Caxton Global Investments (USA) LLC	0.10	51,352	58,110	**	**
Dynamic	1.57	750,000	903,682	Monthly	30
MKP Opportunity Partners, LP	1.74	1,000,000	1,001,919	Quarterly	60
Robeco Transtrend Diversified Fund LLC	2.75	1,500,000	1,582,092	Monthly	5
Sunrise Commodities Fund	2.71	1,110,000	1,559,855	Monthly	15
	14.19	7,411,352	8,174,418

Total Long-Term Investment Funds:	95.05%	$53,679,841	$54,763,619

Short-Term Investment:

Money Market Fund:
Federated Prime Obligations Fund-Institutional Class, 0.09% 4	2.77%	$1,597,146	$1,597,146

Total Investments5	97.82%	$55,276,987	$56,360,765

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

March 31, 2010

1.  All investments are non-income producing.
2.  This Fund is a side pocket of SLS Investors, LP.
3.  This Fund is a side pocket of Stark Investments Limited Partnership.
4.  7-Day Yield
5.  Subscriptions committed as of March 31, 2010 total $2,000,000 and have been funded and are reflected on the Statement of Assets, Liabilities and Members' Capital as "Investments made in advance."  No additional commitments have been made as  of that date.

* Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions are currently suspended for Polygon Global Opportunities Fund, LP and Satellite Fund II LP, as the funds are in process of being liquidated or restructured.

** Special Investments have been established for SLS Investors LP, Caxton Global Investments (USA) LLC, Brencourt Multi Strategy Arbitrage LP, and Stark Investments Limited Partnership.  These investments are long-term, illiquid and gains or losses associated with them flow through to the investors on an as realized basis.

Equity Long / Short.  Equity investing involves the purchase and / or sale of listed or unlisted equity and equity-related Financial Instruments usually based on fundamental research and analysis.  Hedge Fund Managers may invest opportunistically in several sectors or they may be sector specialists.  These Hedge Fund Managers may be globally or regionally focused.  Hedge Fund Managers may also have a style bias, such as growth or value.  The average holding period of Hedge Fund Managers may vary as well between long-term or short-term trading.  Some Hedge Fund Managers may also take a top-down thematic approach while others utilize a bottoms-up approach pursuant to which individual securities are selected.

Event / Multi-Strategy.  Multi-strategy investing is an investment strategy that focuses on the securities of companies undergoing some material structural changes.  These changes can come in the form of mergers, acquisitions, spin offs, Dutch tender offers, share buybacks and other reorganizations.  This strategy also seeks to exploit relative value inefficiencies across the capital  structure or among closely related markets, generally without assuming an unhedged exposure to any particular market or financial instrument.

Global Macro Strategy.  Macro strategies take long, short and relative value positions in Financial Instruments based on a top- down fundamental and technical analysis of capital market conditions.  Hedge Fund Managers begin evaluating opportunities based on economic and/or technical factors, working their way down to regional, country and industry specific analysis.  The Hedge Fund Managers make judgements about the expected future price direction of asset classes and express that opinion by taking long or short positions in a variety of instruments.  Investments are usually made in a wide variety of global futures, cash instruments and other Financial Instruments, including stocks, bonds, currencies, derivatives and commodities.

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments (continued)

March 31, 2010

Strategy Allocation Breakdown
(as a % of total investments)

See notes to financial statements

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

1.	Organization

Rochdale Core Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management Investment Company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940.

Rochdale Investment Management LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund. The Manager delegates sub-investment advisory responsibilities to PineBridge Investments, formerly AIG Global Investment Corp. (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”), that pursue a variety of “absolute return” investment strategies. “Absolute return” refers to a broad class of investment strategies that attempt to consistently generate positive returns regardless of market conditions.

The Master Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the Master Fund’s net asset value that is no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Barclays Capital Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.  Master Fund investments generally fall within the following broadly defined investment fund strategies: equity long/short, event driven and global macro.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

2.	Significant Accounting Policies (continued)

Fair Value Measurements

The Master Fund follows Financial Accounting Standards Board (FASB) guidance on Fair Value Measurements which defines fair value and establishes a fair value hierarchy organized into three levels based upon the input assumptions used in pricing assets. Level 1 inputs have the highest reliability and are related to assets with unadjusted quoted prices in active markets.  Level 2 inputs relate to assets with observable quoted market prices in active markets which may include quoted prices for similar assets or liabilities or other inputs which can be corroborated by observable market data. Level 3 inputs are unobservable inputs and are used to the extent that observable inputs do not exist.

Investments Valuation

Investments are carried at fair value. The fair value of alternative investments has been estimated using the Net Asset Value (“NAV”) as reported by the management of the respective alternative investment fund. FASB guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments. NAV reported by each alternative investment fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein and their classification within Level 2 or 3 is based on the Master Fund’s ability to redeem its interest in the near term and liquidate the underlying portfolios.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; an incentive fee; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

2.	Significant Accounting Policies (continued)

Income Taxes

The Master Fund’s tax year end is December 31.  The Master Fund is treated as a partnership for Federal income tax purposes.  Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

Effective September 30, 2007, the Master Fund adopted FASB guidance on uncertain tax positions.  The Master Fund recognizes the effect of tax positions when they are more likely then not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows.  As of March 31, 2010, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

New Accounting Policies

In May 2009, the FASB issued guidance on subsequent events.  Adoption of this guidance had no effect on these financial statements.

In July 2009, the FASB Accounting Standards Codification (the “ASC”) became the single source of generally accepted accounting principles (“GAAP”) in the United States.  The ASC did not change GAAP; however, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance.  Application of the ASC did not have an effect on the Master Fund’s financial condition, change in net assets or cash flows.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it may have on the Master Fund’s financial statement disclosures.

Capital Accounts

The initial seeding of the Master Fund occurred on January 30, 2007.  The financial statements presented "Net Asset Value per Unit" amounts to reflect the seed money contributed.  At July 1, 2007, the Commencement of Operations, the Master Fund revised the presentation to show only the total balances of membership interests for all members ("Members' Interests").  Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of members as of the last day of each month in

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

2.	Significant Accounting Policies (continued)

Capital Accounts (continued)

accordance with members' respective investment percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

Prior to the end of each quarter and year end, the Master Fund receives member contributions with an effective subscription date of the first day of the following month. The Master Fund, in turn, makes contributions to certain Investment Funds, which have effective subscription dates of the first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

3.	Fair Value Disclosures

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

Investments in Partnerships

The following are major categories of investments measured at fair value on a recurring basis at March 31, 2010 grouped by the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Alternative Investments	$-	$-	$54,763,619	$54,763,619
Short-Term Investment	1,597,146	-	-	1,597,146

	$1,597,146	$-	$54,763,619	$56,360,765

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

3.	Fair Value Disclosures (continued)

Investments in Partnerships (continued)

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the fiscal year ended March 31, 2010:

Alternative
Investments

Beginning balance	$40,760,054

Total Realized Gains/Losses	(1,004,583)
Change in Unrealized Gains/(Losses)	6,632,485

Purchases, issuances and settlements, net	8,375,663

Ending balance	$54,763,619

Unrealized gains relating to alternative investments still held at March 31, 2010 are $1,083,778.

4.	Commitments and Other Related Party Transactions

Management and Incentive Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), Rochdale Investment Management LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund.  The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services.  The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.
The Manager entered into a sub-investment advisory agreement (the “Prior Sub-Investment Management Agreement”) with AIG Global Investment Corp., a New Jersey corporation (“AIGGIC”), pursuant to which AIGGIC had investment discretion to

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

4.	Commitments and Other Related Party Transactions (continued)

Management and Incentive Fees (continued)

manage the assets of the Master Fund.  Effective as of December 31, 2009, AIGGIC was merged into the Sub-Adviser.  As a result of the merger, the Sub-Adviser assumed the rights and obligations of AIGGIC under the Prior Sub-Investment Management Agreement.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund will pay the Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of member interests. The investment management fee is accrued monthly. The investment management fee will be paid to the Manager out of the Master Fund’s assets.

The Manager will pay a fee to the Sub-Adviser at a rate equal to 60% of the amount of the fee earned by the Manager pursuant to the Investment Management Agreement.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits(taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee will be accrued monthly and is generally payable annually. The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of Rochdale Core Alternative Strategies Fund LLC or Rochdale Core Alternative Strategies Fund TEI LLC (the “Feeder Funds”) to 2.25% of net assets for each feeder fund.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

5.	Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investments management.  Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions are currently restricted for certain Investment Funds with a fair value at March 31, 2010 aggregating $1,574,609 as noted in the Schedule of Investments.

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

6.	Concentration, Liquidity and Off-Balance Sheet Risk (continued)

equity swap contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the fiscal year ended March 31, 2010, the aggregate purchases (excluding short-term securities) were $17,717,886 and sales of investments were $9,342,223.

8.	Subsequent Events

The approval of PineBridge Investments, LLC as the Master Fund’s sub-adviser is contingent upon the approval of an investor proxy vote expected to occur in the second quarter of 2010.

Rochdale Core Alternative Strategies Master Fund LLC

Financial Highlights
			Period from
			July 1, 2007
			(Commencement of
			Operations)
	Year Ended	Year Ended	through
	March 31, 2010	March 31, 2009	March 31, 2008
TOTAL RETURN - NET	9.16%	(11.14%)	(5.01%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's)	$ 57,616	$ 50,359	$ 48,948
Portfolio Turnover	20.91%	19.34%	1.39%

Ratio of Net Investment Loss to Average Net Assets	(1.83%)	(1.55%)	(1.57%)

Ratio of Expenses to Average Net Assets	1.69%	1.67%	1.86%

Total return is calculated for all members taken as a whole and an individual member's return may vary from these Fund returns based on the timing of capital transactions.  The total return for periods less than one year are not annualized.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods shown above.  The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year.  The ratios of expenses to average net assets do  not include expenses of the Investment Funds in which the Master Fund invests.

The expense ratios are calculated for all members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual member's capital may vary from these ratios based on the timing of capital transactions.

See Report of Independent Registered Public Accounting Firm

DIRECTOR AND OFFICER INFORMATION

The Directors of the Fund, who were elected for an indefinite term by the initial shareholders of the Fund, are responsible for the overall management of the Fund, including, general supervision and review of the investment activities of the Fund.  The Directors,  in turn, elect the officers of the Fund, who are responsible for administering the day to day operations of the Fund.  The current Directors and Officers, their affiliations and principal occupations for the past five years are set forth below.  The Statement of Additional Information includes additional information about the Directors and is available, without charge, by calling 1-866-209-1967.

Interested Directors and Officers
		Term of		Number of	Other
	Position(s)	Office and		Funds in Fund	Directorships
	Held with	Length of	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age	Fund	Time Served	During the Past Five Years	by Director	Director
Carl Acebes	Chairman and	Since 2007	Chairman and Chief	1	*
570 Lexington Avenue	Director		Investment Officer of
New York, NY 10022			Rochdale Investment
Age: 63			Management

Garrett R. D'Alessandro	President and	Since 2007	President, Chief Executive	N/A	N/A
570 Lexington Avenue	Secretary		Officer and Director of
New York, NY 10022			Research of Rochdale
Age: 52			Investment Management

Edmund Towers	Treasurer	Since 2007	Chief Financial Officer,	N/A	N/A
570 Lexington Avenue			Rochdale Investment
New York, NY 10022			Management LLC since July 2005;
Age: 52			Chief Financial Officer,
Daiwa Securities America
Inc. December 1986 to June
2005

Kurt Hawkesworth	Chief	Since 2007	Chief Operating Officer,	N/A	N/A
570 Lexington Avenue	Compliance		General Counsel, Rochdale
New York, NY 10022	Officer		Investment Management
Age: 38
Independent Directors
		Term of		Number of	Other
	Position(s)	Office and		Funds in Fund	Directorships
	Held with	Length of	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age	Fund	Time Served	During the Past Five Years	by Director	Director
Maxime C. Baretge	Director	Since 2007	President, Chairman, Bay	1	*
570 Lexington Avenue			Distributors, Inc. (luxury goods
New York, NY 10022			distribution)
Age: 69

Jerry Roland	Director	Since 2007	Retired; Previously was a	1	*
570 Lexington Avenue			Consultant, Credit Suisse-
New York, NY 10022			First Boston (securities and
Age: 73			investment banking)

Thomas J. Volpe	Director	Since 2007	Retired; Previously was a	1	*
570 Lexington Avenue			Consultant, Babcock & Brown,
New York, NY 10022			2001 to 2009.
Age: 74

*	Rochdale Investment Trust, Rochdale Core Alternative Strategies Fund TEI LLC, Rochdale Core Alternative Strategies Fund LLC,
Rochdale Structured Claims Fixed Income Fund LLC

Rochdale Core Alternative Strategies Master Fund LLC

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a quarterly meeting held on November 10, 2009, the Directors of the Master Fund, including all of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and voted to approve the investment advisory agreement and sub-advisory agreements.

The Board discussed a proposed interim sub-advisory agreement that needed to be approved by the Board to provide continuity of services due to the proposed sale by American International Group, Inc., of a portion of its investment advisory and asset management business, including AIG Global Investment Corp. ("Sub-Adviser") to Pacific Century Group.  It was noted that the Sub-Adviser would be renamed PineBridge Investments LLC.   Rochdale Investment Management LLC (the "Adviser") discussed its due diligence of Pacific Century Group and noted that nothing caused the Adviser to have reservations about the acquisition.  The Board then discussed an overview of their legal responsibilities that attach to a review of advisory fees by fund directors.  The Independent Directors considered the terms of these agreements, including the structure of the compensation arrangements, the resources and experience of the Adviser and Sub-Adviser and the individuals at those organizations dedicated to  the business of the Master Fund.  The Independent Directors then reviewed fee information for a variety of investment funds similar in structure to the Master Fund and determined that the sub-advisory fees as well as the Feeder Funds' expense ratios were competitive to the peer group funds.  In reviewing the nature, extent and quality of sub-advisory services provided by the Sub-Adviser, the Board considered the performance of the Rochdale Core Alternative Strategies Master Fund LLC, Rochdale Core Alternative Strategies Fund LLC and Rochdale Core Alternative Strategies Fund TEI LLC (the "Funds") relative to their respective benchmarks.

The Board then considered and approved the renewal of the investment advisory agreement.  In reviewing the nature, extent and quality of advisory services provided by the Adviser, the Board considered the performance of the Funds relative to their respective benchmarks and the Adviser's oversight of the Sub-Adviser's management of the Master Fund's portfolio.  The Board concluded that the overall quality of the services provided by the Adviser to the Funds was satisfactory and continues to support the Board's original selection of the Adviser.  The Board also considered the experience and capabilities of the Adviser's management and investment professionals as well as the fact that the Funds serve as vehicles for implementing asset allocation strategies for the substantial portion of the Funds' shareholders who are also advisory clients of Rochdale.

In reviewing the structure of the advisory fee and corollary factors such as the cost of services provided and profits realized by the Adviser, the Board considered information relating to advisory fee revenues and those expenses borne by the Adviser, including benefits that may be realized by the Adviser as a result of its relationship with the Funds.  The Board concluded that, in light of the increased expenses associated with the management of the Funds and the financial commitment made by the Adviser to its investment advisory business, the rate at which the Adviser is compensated for its services is reasonable.

The Board also considered information about economies of scale, the Adviser's financial interest in the renewal of the Advisory Agreement and any fallout benefits that might be derived from the Adviser's contractual arrangements with the Funds.  No single factor reviewed by the Board was identified as being a determining factor in their collective decision to renew the Advisory Agreement and the Board did not necessarily place the same level of importance on the various factors taken into consideration during the Directors' deliberations.  Overall, the Board concluded that continuation of the Advisory Agreement would be in the best interest of the Funds and consistent with the expectations of their shareholders.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-209-1967.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Thomas J. Volpe is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2010	FYE 3/31/2009
Audit Fees	$11,350	$14,922
Audit-Related Fees	$0	$0
Tax Fees	$3,875	$3,328
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2010	FYE 3/31/2009
Registrant	$3,875	$3,328
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of March 31, 2010:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Carl Acebes	Chairman and Director	Dec ’06 – Present	Founder and Chief Investment Officer of Rochdale Investment Management LLC. Founder of Rochdale Securities Corporation and the Rochdale Corporation.	Heads the team of investment professionals and is intricately involved in the firms day to day investment management and research work.
Garrett R. D’Alessandro	President and Secretary	Dec ’06 – Present	President, CEO and Director of Research of Rochdale Investment Management LLC.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

The following individuals at the Sub-Adviser have primary responsibility for managing the Fund.

Robert Discolo:
Mr. Discolo is a Managing Director, Alternative Investments and Head of the Hedge Fund Solutions Group of PineBridge Investments.  Mr. Discolo joined PineBridge Investments in 1999.  Mr. Discolo, who is also a member of PineBridge Investments’ Hedge Fund Investment Selection and Asset and Strategy Allocation Committees, has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds.  Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients.  Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund.  Mr. Discolo received a BS in accounting from St. John’s University and an MBA from the Lubin School of Business at Pace University.  He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder.  Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and NY State Society of Security Analysts.

Eileen Casey:
Ms. Casey is a Managing Director and Head of Hedge Fund Research, Hedge Fund Solutions Group of PineBridge Investments.  Ms. Casey joined PineBridge Investments in 1998, bringing with her over eight years of experience in accounting and investment management.  She is responsible for coordinating portfolio manager research for the Hedge Fund Solutions Group, monitoring existing investments and making recommendations for investments to the Investment Selection Committee for portfolio construction.  Ms. Casey is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction.  Previously, Ms. Casey was at Fischer, Francis, Trees & Watts, Inc. as the manager of their Client Services Group.  Prior to that, she was with Neuberger & Berman and Arthur Andersen & Co. Ms. Casey is a CFA charterholder and also a CPA.  She received a BS in Accounting and Finance from Fairfield University.

Vinti Khanna:
Ms. Khanna is a Managing Director, Hedge Fund Solutions Group of PineBridge Investments.  Ms. Khanna joined PineBridge Investments in 2002.  She is the Assistant Director of Hedge Fund Research, with asset management experience since 1997.  She is responsible for manager research, portfolio monitoring and structuring, and making investment recommendations to the Investment Selection Committee.  Before joining PineBridge Investments, she was an Associate at Goldman Sachs Princeton, The Hedge Fund Strategies Group, from 1999 to 2002.  Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding.  From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America.  Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy.  Ms. Khanna holds Series 7 and Series 63 licenses.

Holdings

None of the Sub-Adviser portfolio managers listed above own shares of the Rochdale Core Alternative Strategies Funds.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Carl Acebes	7, $437 million	$0	10, $532 million	99, $43 million
Garrett R. D’Alessandro	7, $437 million	$0	10, $532 million	184, $287 million

Other Accounts Managed by the Portfolio Managers of the Sub-Adviser for the Master Fund.

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”)), number of accounts, and total assets of the accounts for which each Portfolio Manager of the Sub-Adviser had day-to-day responsibilities as of March 31, 2010. Please note that one Registered Investment Company and twenty six Other Pooled Investments accounts are subject to performance-based fees (*).

		No. of Accounts	Market Value
Robert Discolo	RIC	1	$ 57,713,914
	performance fee*	1	$ 57,713,914
	OPI*	29	$2,066,640,942
	performance fee*	26	$2,006,078,706
	OA	5	$2,027,796,356
	performance fee*	5	$2,027,796,356
Eileen Casey	RIC	1	$ 57,713,914
	performance fee*	1	$ 57,713,914
	OPI*	28	$1,752,032,183
	performance fee*	25	$1,691,469,947
	OA	5	$2,027,796,356
	performance fee*	5	$2,027,796,356
Vinti Khanna	RIC	1	$ 57,713,914
	performance fee*	1	$ 57,713,914
	OPI*	28	$1,752,032,183
	performance fee*	25	$1,691,469,947
	OA	5	$2,027,796,356
		5	$2,027,796,356

Mr. Acebes receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Acebes is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. Acebes owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. D’Alessandro owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Sub-Adviser’s Compensation Disclosure
Besides a base salary, which is consistent with regional market levels for the retention of superior staff, the Sub-Adviser’s investment professionals’ incentives are as follows:

•	Bonus compensation for investment professionals is based on a discretionary plan combined with the overall performance of the firm.

•
Portfolio managers and traders are evaluated on the performance of the portfolios they manage and/or trade compared to the relevant benchmarks. Research analysts are evaluated based on the value that their recommendations contribute to the performance of the portfolio.

CONFLICTS OF INTEREST

THE MANAGER, SUB-ADVISER AND THEIR AFFILIATES

The Manager, Sub-Adviser and their affiliates and their directors, officers,  employees or the independent members of the Sub-Adviser’s Asset and Strategy Allocation Committee (collectively, the “Advisory Affiliates”) carry on substantial investment activities for their own accounts and for, hedge funds, mutual funds, institutions, and individual clients (collectively, “Advisory Clients”). The Master Fund has no interest in these activities. The Manager, Sub-Adviser and their Advisory Affiliates will be engaged in substantial activities other than on behalf of the Master Fund and may have conflicts of interest (1) in allocating their time and activity between The Master Fund and such other activities and (2) in allocating investments among the Advisory Clients.

The Manager, the Sub-Adviser or another Advisory Affiliate may determine that an investment opportunity in a particular Hedge Fund is appropriate for an Advisory Client or for itself, but the Manager or the Sub-Adviser may determine that such investment opportunity is not appropriate for the Master Fund. Situations also may arise in which Advisory Affiliates or Advisory Clients have made investments that would have been suitable for investment by the Master Fund but, for various reasons, were not pursued by, or available to, the Master Fund. The investment activities of the Advisory Affiliates may disadvantage the Master Fund in certain situations if, among other reasons, the investment activities limit the Master Fund’s ability to invest in a particular investment vehicle or investment.

The Advisory Affiliates or Advisory Clients may have an interest in an account managed by, or enter into relationships with, a Hedge Fund Manager or its affiliates on terms, including fees and expenses, that are different than an interest in the Master Fund. The Manager, the Sub-Adviser and Advisory Affiliates may own securities of issuers that are also held by the Hedge Funds or by the Master Fund. However, in making investment decisions for the Master Fund, the Manager and the Sub-Adviser do not obtain or use material inside information acquired by any Advisory Affiliates in the course of purchasing such securities.

The Manager is a privately held business and does not directly engage in administration and custody businesses with any Hedge Fund. In view of this, the Manager is of the opinion that it has fewer conflicts of interest within the Hedge Fund community and thus it is able to be relatively unbiased in supervising the Sub-Adviser’s selecting from a large pool of Hedge Funds.

Sub-Adviser Conflicts of Interest Disclosure

PineBridge Investments LLC (the “Sub-Adviser”) aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which the Sub-Adviser believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). The Sub-Adviser also monitors a variety of areas, including compliance with guidelines of Rochdale Core Alternative Strategies Master Fund, LLC and other accounts it manages and compliance with the Sub-Adviser’s Code of Ethics. Furthermore, the Sub-Adviser’s management periodically reviews the performance of a portfolio manager. Although the Sub-Adviser does not track the time a portfolio manager spends on a single portfolio, the Sub-Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies  Fund LLC

By (Signature and Title)   /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date     6/9/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date     6/9/2010

By (Signature and Title)   /s/ Edmund Towers
Edmund Towers, Treasurer

Date     6/9/2010